Form N-1A Supplement	May 27, 2026
ARBITRAGE FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE ARBITRAGE FUNDS

Arbitrage Fund, Water Island Event-Driven Fund, and Water Island Credit Opportunities Fund

(together, the “Funds”)

Supplement No. 1 dated May 27, 2026 to the Prospectus of the Funds dated
September 26, 2025 (the “Prospectus”) and the Summary Prospectus of
Arbitrage Fund dated September 26, 2025

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.